Investment Strategy	Oct. 23, 2026
Defiance Pure Quantum ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, in the section of the Summary Prospectus and Prospectus titled “Principal Investment Strategies – Fund Attributes,” the following disclosure is added to the Fund’s principal investment strategy disclosures:

The Fund may invest up to 15% of its net assets in private companies.